Organization and Principal Activities	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Ispire Technology Inc. (the “Company”) was incorporated under the laws of the State of Delaware on June 13, 2022. Through its subsidiaries, the Company is engaged in the research and development, design, commercialization, sales, marketing and distribution of branded e-cigarettes and cannabis vaping products.

Ispire owns a 100% equity interest in Ispire International Limited, a business company incorporated under the laws of the British Virgin Islands (“BVI”) (“Ispire International”) on July 6, 2022.

Prior to July 29, 2022, all of the equity of Aspire North America LLC, a California limited liability company (“Aspire North America”), was owned by Aspire Global Inc. (“Aspire Global”), and all of the equity of Aspire Science and Technology Limited, a Hong Kong corporation (“Aspire Science”), was owned by Aspire Global Holdings Limited (“Aspire Holdings”), a wholly-owned subsidiary of Aspire Global.

Aspire Global and the Company are related parties since the same individual is the chief executive officer of both companies, the chief executive officer and his wife are directors of both companies, and own 66.5% and 5.0%, respectively, of the equity of both Aspire Global and the Company. At the time of transfer of the equity in Aspire North America and Aspire Science, the Company had the same stockholders as Aspire Global and the Company’s stockholders held the same percentage interest in the Company as they had in Aspire Global. Because the transfer of the equity in Aspire North America and Aspire Science is a transfer between related parties, the historical financial information of the subsidiaries is carried forward as the historical financial information of the Company and the 50,000,000 shares that were issued at or about the time of the Company’s organization are treated as being outstanding on July 1, 2020.

On July 29, 2022:

●	Aspire Global transferred 100% of the equity interest in Aspire North America to the Company

●	Aspire Holdings transferred 100% of the equity of Aspire Science to Ispire International.

The following table sets forth information concerning the Company and its subsidiaries as of December 31, 2022 and March 31, 2023:

Name of Entity	Date of Organization	Place of Organization	% of Ownership	Principal Activities
Ispire Technology Inc.	June 13, 2022	Delaware	Parent Company	Holding Company
Ispire International	July 6, 2022	BVI	100%	Holding Company
Aspire North America	February 22, 2020	California	100%	Sales and Marketing
Aspire Science	December 9, 2016	Hong Kong	100%	Sales and Marketing

Ispire is a holding company and does not engage in any active operations. Its business is conducted by its two operating subsidiaries, Aspire North America, which is engaged in the development, marketing and sales of cannabis vapor products, which were introduced in mid 2020, and Aspire Science, which is engaged in the development, marketing and sales of tobacco vaping products.

In October 2022, the directors and stockholders of the Company approved the 2022 Equity Incentive Plan (the “Plan”) pursuant to which up to 15,000,000 shares of common stock may be issued pursuant to options or restricted stock grants. The Plan will be administered by the Compensation Committee. Awards under the Plan may be granted to officers, directors, employees and those consultants who qualify as a consultant or advisor under the instructions to Form S-8. The Compensation Committee has broad discretion in making awards; provided that any options shall be exercisable at the fair market value on the date of grant. No awards have been granted since the Plan was approved.

Impact of COVID-19

In December 2019, coronavirus disease 2019 (COVID-19) was first reported to have surfaced in Wuhan, China. During 2020, the disease spread to many parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in much of the world, most of which are no longer in effect. The World Health Organization ended the global emergency status for COVID-19 on May 5, 2023, and the United States Department of Health and Human Services declared that the public health emergency from COVID-19 expired at the end of the day on May 11, 2023.

The extent to which COVID-19 impacts our operations on an ongoing basis is highly uncertain. Since our products are presently manufactured in China by a related party, any changes in the outbreak in China and any changes in the Chinese government’s policy may affect our supplier’s operations which could affect its ability to manufacture and deliver product in a timely manner.

Supply Chain Risks

One of effects of the COVID-19 has been delays resulting from supply chain issues, which relate to the difficulty that companies have in having their products manufactured, shipped to the country of destination, and delivered from the port of entry to the customer’s location. As the port delays have significantly decreased, we do not believe that the supply chain issues that affected our operations are currently affecting us. We cannot assure you that delays will not affect our business in the future.

In 2021, Shenzhen Yi Jia suffered a chip shortage resulting in a slowdown in delivery of its products to the Company from April to August 2021. To secure the supply of chips, Shenzhen Yi Jia changed the payment terms to chip suppliers from 30 days after delivery in the past to prepayment, and it engaged two new chip suppliers. Since September 2021, Shenzhen Yi Jia has obtained a supply of chips to meet its production needs and the chip shortage no longer affects its production. In 2022, a slowdown in the delivery of components to Shenzhen Yi Jia resulting from supply chain slowdowns as a result of the effects of mainland China’s COVID policy resulted in an increase in cost of revenue during the period. We cannot assure you that we will not suffer from a chip shortage or that the effects of China’s COVID policy will not affect Shenzhen Yi Jia’s ability or the ability of its suppliers to delivery products in a timely manner.

Market and Economic Conditions

In recent years, the United States and other markets have experienced cyclical or episodic downturns, and worldwide economic conditions remain uncertain, including, as a result of the COVID-19 pandemic, supply chain disruptions, the Russian invasion of Ukraine, instability in the U.S. and global banking systems, rising fuel prices, increasing interest rates or foreign exchange rates and increased inflation and the possibility of a recession. A significant downturn in economic conditions may affect the market for our products and our supplier’s ability to provide products to us on acceptable terms.

We cannot predict the timing, strength, or duration of any future economic slowdown or any subsequent recovery generally, or in any industry. If the conditions in the general economy and the markets in which we operate worsen from present levels, our business, financial condition, operating results could be adversely affected. For example, in January 2023, the outstanding national debt of the U.S. government reached its statutory limit. The U.S. Department of the Treasury has announced that, since then, it has been using extraordinary measures to prevent the U.S. government’s default on its payment obligations, and to extend the time that the U.S. government has to raise its statutory debt limit or otherwise resolve its funding situation. The failure by Congress to raise the federal debt ceiling could have severe repercussions within the U.S. and to global credit and financial markets. If Congress does not raise the debt ceiling and if the U.S. government defaults on its payment obligations or experiences delays in making payments when due, such payment default or delay by the U.S. government, as well as continued uncertainty surrounding the U.S. debt ceiling or the U.S. Government’s ability to pay debts, could result in a variety of adverse effects for financial markets, market participants and U.S. and global economic conditions. In addition, U.S. debt ceiling and budget deficit concerns have increased the possibility a downgrade in the credit rating of the U.S. government and could result in economic slowdowns or a recession in the United States. Although U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States as a result of disputes over the debt ceiling. The impact of a potential downgrade to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect economic conditions, as well as our business, financial condition and operating results.

E-cigarette regulation

Regulation regarding e-cigarette varies across countries, from no regulation to a total ban. The legal status of e-cigarette is currently pending in many countries. But as e-cigarettes have become more and more popular recently, many countries are considering imposing more stringent law and regulations to regulate this market. Changes in existing law and regulations and the imposition of new laws, regulation in countries and regions that our major customers located in may adversely affect the Company’s business.

The Federal Food, Drug, and Cosmetic Act requires all Electronic Nicotine Delivery Systems (“ENDS”) product manufacturers that market products in the United States to submit Premarket Tobacco Product Applications (“PMTAs”) to the FDA. For ENDS products that were on the U.S. market on August 8, 2016, a PMTA was required to be submitted to the FDA by September 9, 2020; for ENDS products that were not on the U.S. market on August 8, 2016, a premarket authorization issued in response to a PMTA is required for the product to enter the U.S. market. The Company has submitted a PMTA filing for one ENDS product, and, under apparent FDA policies, the agency will not enforce the premarket review requirements for that product pending review of its PMTA. However, even with submission of the PMTA application, the FDA may reject the Company’s application and may prevent the Company’s ENDS products from being sold in the U.S., which will adversely affect the Company’s business.

Amendments to the Prevent All Cigarette Trafficking (“PACT”) Act, which became law in 2021, extend the PACT Act to include e-cigarette and all vaping products, and the amendments place significant burdens on sellers of vaping products in the United States which may make it difficult to operate profitably in the United States. Because of tighter government regulations, the Company will stop marketing tobacco vaping products in the United States, as the volume of sales from the one tobacco vaping product which the Company may sell in the United States does not justify the marketing and regulatory costs involved.

In the United States, cannabis vaping products are governed by state laws, which vary from state to state. Most states do not permit the adult recreational use of cannabis, and no states permit the sale of recreational cannabis products to minors. As a result of the reduced revenue to states resulting from the effects of the COVID 19 pandemic, states may seek to raise revenue by permitting and taxing the use of cannabis products. The Company cannot predict what action states will take or the nature and amount of taxes they may impose. However, the extent the PACT Act applies to cannabis products that aerosolize liquids, it may be more difficult to sell our products in states that permit the sale of cannabis.

However, cannabis and its derivatives containing more than 0.3% delta-9 tetrahydrocannabinol on a dry weight basis remain Schedule I controlled substances under U.S. federal law, meaning that federal law generally prohibits their manufacture and distribution. United States federal law also deems it unlawful to sell, offer for sale, transport in interstate commerce, import, or export “drug paraphernalia,” which includes “any equipment, product, or material of any kind which is primarily intended or designed for use in manufacturing, compounding, converting, concealing, producing, processing, preparing, injecting, ingesting, inhaling, or otherwise introducing into the human body a controlled substance” the possession of which federal law prohibits, including Schedule I “marijuana.” Limited exemptions exist, most notably when state or local law authorizes these items’ manufacture, possession, or distribution.

The European Commission issued the Tobacco Products Directive (the “TPD”), which became effective on May 19, 2014 and became applicable in the European Union member states on May 20, 2016. The TPD regulates e-cigarettes on the packaging, labelling and ingredients of the products on the European Union market, the creation of smoke-free environments, tax measures and activities against illegal trade and anti-smoke campaigns. Member states of the European Union are required to ensure that advertisements for any tobacco related product are prohibited, and no promotion shall be made as to those devices with an intention to promote e-cigarettes. For the e-cigarettes released after May 20, 2016, TPD requires e-cigarette manufacturers to submit product sales applications to the regulatory market six months in advance, and ensure their products can meet the TPD requirements before they can be released. The Company has complied with TPD requirement that for all its tobacco vaping products sold in Europe.

The sale of cannabis vaping products is illegal in the European Union and the United Kingdom.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Ispire Technology Inc. (the “Company”) was incorporated under the laws of the State of Delaware on June 13, 2022. Through its subsidiaries, the Company is engaged in the research and development, design, commercialization, sales, marketing and distribution of branded e-cigarettes and cannabis vaping products.

Ispire owns a 100% equity interest in Ispire International Limited, a business company incorporated under the laws of the British Virgin Islands (“BVI”) (“Ispire International”) on July 6, 2022.

Prior to July 29, 2022, all of the equity of Aspire North America LLC, a California limited liability company (“Aspire North America”), was owned by Aspire Global Inc. (“Aspire Global”), and all of the equity of Aspire Science and Technology Limited, a Hong Kong corporation (“Aspire Science”), was owned by Aspire Global Holdings Limited (“Aspire Holdings”), a wholly-owned subsidiary of Aspire Global.

Aspire Global and the Company are related parties since the same individual is the chief executive officer of both companies, the chief executive officer and his wife, who are both directors of both companies, own 66.5% and 5.0%, respectively, of the equity of both Aspire Global and the Company. At the time of transfer of the equity in Aspire North America and Aspire Science, the Company had the same stockholders as Aspire Global and the Company’s stockholders held the same percentage interest in the Company as they had in Aspire Global.

On July 29, 2022:

●	Aspire Global transferred 100% of the equity interest in Aspire North America to the Company

●	Aspire Holdings transferred 100% of the equity of Aspire Science to Ispire International.

The following table sets forth information concerning the Company and its subsidiaries as of June 30, 2022:

Name of Entity	Date of Organization	Place of Organization	% of Ownership	Principal Activities
Ispire Technology Inc.	June 13, 2022	Delaware	Parent Company	Holding Company
Ispire International	July 6, 2022	BVI	100%	Holding Company
Aspire North America	February 22, 2020	California	100%	Sales and Marketing
Aspire Science	December 9, 2016	Hong Kong	100%	Sales and Marketing

Ispire is a holding company and does not engage in any active operations. Its business is conducted by its two operating subsidiaries, Aspire North America, which is engaged in the development, marketing and sales of cannabis vapor products, which were introduced in mid 2020, and Aspire Science, which is engaged in the development, marketing and sales of tobacco vaping products. As of June 30, 2022, the Company has 140,000,000 authorized shares of common stock, par value $0.0001 per share, of which 50,000,000 shares are outstanding, and 10,000,000 share of preferred stock, par value $0.0001 per share, none of which are outstanding. The Company’s board of directors has the power to create one or more series of preferred stock and to determine the rights, preferences and privileges of each series. Because the transfer of the equity in Aspire North America and Aspire Science is a transfer between related parties, the historical financial information of the subsidiaries is carried forward as the historical financial information of the Company and the 50,000,000 shares that were issued at or about the time of the Company’s organization are treated as being outstanding on July 1, 2020, the first day of the two years covered by the Company’s consolidated financial statements.

In accordance with Accounting Standards Codification (“ASC”) 805-50-25, the reorganization has been accounted for as a recapitalization among entities under common control since the same controlling stockholder controls both the Company and Aspire Global before and after the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Furthermore, ASC 805-50-45-5 indicates that the financial statements and financial information presented for prior years shall also be retroactively adjusted to furnish comparative information.

Impact of COVID-19

In December 2019, coronavirus disease 2019 (COVID-19) was first reported to have surfaced in Wuhan, China. During 2020, the disease spread to many parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in much of the world.

Measures taken by various governments to contain the virus have affected economic activity in all countries where the consumers of our product live. We took a number of measures to monitor and mitigate the effects of COVID-19, such as safety and health measures for our personnel, such as social distancing, in accordance with government policies and advice, securing the supply of materials that are essential to our production process. We will continue to follow the various government policies and advice and, in parallel, we may take further actions that we determine are in the best interests of our employees, customers, and business relationships.

The Company’s products are manufactured in China by Shenzhen Yi Jia Technology Co., Limited, a Chinese company (“Shenzhen Yi Jia”), which is 95% owned by the Company’s chief executive officer and controlling stockholder. From the middle of January 2020, the start of the Chinese New Year holiday, until the end of April 2020, its production was slowed due to the COVID-19 pandemic in China. This slowdown in production resulted in a near-total stoppage of our supplier’s business during this nearly four-month period and our sales activities were substantially reduced. In addition, since our products are generally sold in stores such as grocery stores, convenience stores and tobacco stores, to the extent that either the stores are closed as a result of government actions or consumers are reluctant to go shopping because of the COVID-19 pandemic, retail sales of the Company’s products suffered. Following the temporary slowdown in production in first half year of 2020, Shenzhen Yi Jia has recovered its production capacity, and the Company has not experienced significant supply chain constraints as a result of the pandemic.

From late 2020 to the middle of 2021, COVID-19 vaccination program had been greatly promoted around the globe, however several types of COVID-19 variants emerged in different parts of the world. The Company’s sales in Europe and the United States continued to be affected by government actions relating to COVID-19 and COVID-19 variants, while the production was slightly reduced by the strict measures taken by the Government of China to address the small COVID-19 outbreaks in Guangdong province. To the extent that China’s zero-COVID policy results in closing or significantly reducing the operations of Shenzhen Yi Jia or any of its suppliers, our business will be impacted since the Company presently relies on Shenzhen Yi Jia for its products.

The extent to which COVID-19 impacts the Company’s operations on an ongoing basis is highly uncertain. It will depend on various factors including the duration and severity of the outbreak, new information which may emerge concerning the severity of the coronavirus or any variants and the actions to contain the coronavirus or treat its impact, among others.

Supply Chain Risks

One of effects of the COVID-19 has been delays resulting from supply chain issues, which relate to the difficulty that companies have in having their products manufactured, shipped to the country of destination, and delivered from the port of entry to the customer’s location. As a result of the COVID-19 pandemic, during 2021 and early 2022, there were fewer longshoremen unloading ships and fewer truckers to deliver the products to market, which resulted in significant delays in the delivery of products to markets. To the extent that products are shipped by sea, there are additional risks resulting from ports not being able to unload ships promptly, causing delays in getting into port, including potential damage from seawater and fire, product degradation and the possibility of containers being destroyed, damaged or falling off the ship into the water. The inability to deliver products to the ultimate vendor could impair the Company’s ability to generate revenue from its products. As the port delays have significantly decreased, we do not believe that the supply chain issues that affected our operations are currently affecting us. We cannot assure you that delays will not affect our business in the future.

In 2021, Shenzhen Yi Jia suffered a chip shortage and resulting in a slowdown in delivery of its products to the Company from April to August 2021. To secure the supply of chips, Shenzhen Yi Jia changed the payment terms to chip supplier from 30 days after delivery in the past to prepayment, and it engaged two new chip suppliers. Since September 2021, Shenzhen Yi Jia has obtained a supply of chips to meet its production need and the chip shortage no longer affects its production. However, the Company cannot assure you that it will not suffer from a chip shortage affecting Shenzhen Yi Jia or any other supplier.

E-cigarette regulation

Regulation regarding e-cigarette varies across countries, from no regulation to a total ban. The legal status of e-cigarette is currently pending in many countries. But as e-cigarettes have become more and more popular recently, many countries are considering imposing more stringent law and regulations to regulate this market. Changes in existing law and regulations and the imposition of new laws, regulation in countries and regions that our major customers located in may adversely affect the Company’s business.

The Federal Food, Drug, and Cosmetic Act requires all Electronic Nicotine Delivery Systems (“ENDS”) product manufacturers that market products in the United States to submit Premarket Tobacco Product Applications (“PMTAs”) to the FDA. For ENDS products that were on the U.S. market on August 8, 2016, a PMTA was required to be submitted to the FDA by September 9, 2020; for ENDS products that were not on the U.S. market prior on August 8, 2016, and for which a PMTA was not filed by September 9, 2020, a PMTA a premarket authorization issued in response to a PMTA is required before the subject product may enter the U.S. market. The Company has submitted a PMTA filing for one ENDS product, and, under apparent FDA policies, the agency will not enforce the premarket review requirements for that product pending review of its PMTA. However, even with submission of the PMTA application, the FDA may reject the Company’s application and may prevent the Company’s ENDS products from being sold in U.S., which will adversely affect the Company’s business.

Amendments to the Prevent All Cigarette Trafficking (“PACT”) Act, which became law in 2021, extend the PACT Act to include e-cigarette and all vaping products, and place significant burdens on sellers of vaping products in the United States which may make it difficult to operate profitably in the United States. Because of tighter government regulations, the Company will stop marketing tobacco products in the United States, as the volume of sales from the one tobacco vaping product which the Company may sell in the United States does not justify the marketing and regulatory costs involved.

In the United States, cannabis vaping products are governed by state laws, which vary from state to state. Most states do not permit the adult recreational use of cannabis, and no states permit the sale of recreational cannabis products to minors. As a result of the reduced revenue to states resulting from the effects of the COVID 19 pandemic, states may seek to raise revenue by permitting and taxing the use of cannabis products. The Company cannot predict what action states will take or the nature and amount of taxes they may impose. However, the extent the PACT Act applies to cannabis products that aerosolize liquids, it may be more difficult to sell our products in states that permit the sale of cannabis.

However, cannabis and its derivatives containing more than 0.3% delta-9 tetrahydrocannabinol on a dry weight basis remain Schedule I controlled substances under U.S. federal law, meaning that federal law generally prohibits their manufacture and distribution. United States federal law also deems it unlawful to sell, offer for sale, transport in interstate commerce, import, or export “drug paraphernalia,” which includes “any equipment, product, or material of any kind which is primarily intended or designed for use in manufacturing, compounding, converting, concealing, producing, processing, preparing, injecting, ingesting, inhaling, or otherwise introducing into the human body a controlled substance” the possession of which federal law prohibits, including Schedule I “marijuana.” Limited exemptions exist, most notably when state or local law authorizes these items’ manufacture, possession, or distribution.

The European Commission issued the Tobacco Products Directive (the “TPD”), which became effective on May 19, 2014 and became applicable in the European Union member states on May 20, 2016. The TPD regulates e-cigarettes on the packaging, labelling and ingredients of the products on the European Union market, the creation of smoke-free environments, tax measures and activities against illegal trade and anti-smoke campaigns. Member states of the European Union are required to ensure that advertisements for any tobacco related product are prohibited, and no promotion shall be made as to those devices with an intention to promote e-cigarettes. For the e-cigarettes released after May 20, 2016, TPD requires e-cigarette manufacturers to submit product sales applications to the regulatory market six months in advance, and ensure their products can meet the TPD requirements before they can be released. The Company has complied with TPD requirement that for all its tobacco products sold in Europe.

The sale of cannabis vaping products is illegal in the European Union and the United Kingdom.